Derivative Financial Instruments	12 Months Ended
Dec. 25, 2010
General Discussion of Derivative Instruments and Hedging Activities [Abstract]
Derivative Financial Instruments
Note 8: Derivative Financial Instruments
The Company markets its products in almost 100 countries and is exposed to fluctuations in foreign currency exchange rates on the earnings, cash flows and financial position of its international operations. Although this currency risk is partially mitigated by the natural hedge arising from the Company’s local manufacturing in many markets, a strengthening U.S. dollar generally has a negative impact on the Company. In response to this fact, the Company uses financial instruments to hedge certain of its exposures and to manage the foreign exchange impact to its financial statements. At its inception, a derivative financial instrument used for hedging is designated as a fair value, cash flow or net equity hedge.
Fair value hedges are entered into with financial instruments such as forward contracts with the objective of limiting exposure to certain foreign exchange risks primarily associated with accounts receivable, accounts payable and non-permanent intercompany transactions. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative as well as the offsetting gain or loss on the hedged item attributable to the hedged risk are recognized in current earnings. In assessing hedge effectiveness, the Company excludes forward points, which are considered by the Company to be a component of interest expense. For 2010 and 2009, the forward points on fair value hedges resulted in a pretax gain of $6.0 million and $1.6 million, respectively.
The Company also uses derivative financial instruments to hedge foreign currency exposures resulting from certain forecasted purchases, and classifies these as cash flow hedges. The Company generally enters into cash flow hedge contracts for periods ranging from three to twelve months. The effective portion of the gain or loss on the hedging instrument is recorded in other comprehensive loss, and is reclassified into earnings as the transactions being hedged are recorded. As such, the balance at the end of the year in other comprehensive loss will be reclassified into earnings within the next twelve months. The associated asset or liability on the open hedges is recorded in other current assets or accrued liabilities as applicable. As of December 25, 2010, December 26, 2009 and December 27, 2008, the balance in other comprehensive income, net of tax, resulting from open foreign currency hedges designated as cash flow hedges was $0.5 million, $0.8 million and $2.9 million, respectively. The change in the balance in other comprehensive loss was a net gain (loss) of $(0.3) million, $(2.1) million and $2.8 million during the years ended December 25, 2010, December 26, 2009 and December 27, 2008, respectively. In assessing hedge effectiveness, the Company excludes forward points, which are included as a component of interest expense. For both 2010 and 2009, forward points on cash flow hedges resulted in a pretax loss of $2.6 million.
The Company also uses financial instruments such as forward contracts to hedge a portion of its net equity investment in international operations, and classifies these as net equity hedges. Changes in the value of these derivative instruments, excluding the ineffective portion of the hedges, are included in foreign currency translation adjustments within accumulated other comprehensive income. For the years ended 2010, 2009 and 2008, the Company recorded gains (losses) associated with these hedges of $(9.0) million, $(9.4) million and $10.2 million, respectively, in other comprehensive loss, net of tax. Due to the permanent nature of the investments, the Company does not anticipate reclassifying any portion of this amount to the income statement in the next 12 months. In assessing hedge effectiveness, the Company excludes forward points, which are included as a component of interest expense. For 2010 and 2009, forward points on net equity hedges resulted in a pretax loss of $8.0 million and $4.0 million, respectively.
While the Company’s net equity and fair value hedges mitigate its exposure to foreign exchange gains or losses, they result in an impact to operating cash flows as they are settled, whereas the hedged items do not generate offsetting cash flows. For the year ended December 25, 2010, the cash flow impact of these currency hedges was an outflow of $5.9 million.
Following is a listing of the Company’s outstanding forward contracts at fair value as of December 25, 2010 and December 26, 2009. Related to the forward contracts, the “buy” amounts represent the U.S. dollar equivalent of commitments to purchase foreign currencies and the “sell” amounts represent the U.S. dollar equivalent of commitments to sell foreign currencies, all translated at the year-end market exchange rates for the U.S. dollar. All forward contracts are hedging net investments in certain foreign subsidiaries, cross-currency intercompany loans that are not permanent in nature, cross currency external payables and receivables, or forecasted purchases. Some amounts are between two foreign currencies:

Forward Contracts	2010		2009
(in millions)	Buy	Sell	Buy	Sell
Euro	$65.2		$8.5
U.S. dollar	21.0		96.9
Indonesian rupiah	17.5			$4.5
South Korean won	12.5		4.1
New Zealand dollar	4.4		3.2
Brazilian real	2.8			2.6
Danish krone	—		1.0
Swiss franc		$49.6		8.1
Japanese yen		11.9		1.7
Turkish lira		11.9		—
Canadian dollar		9.6		4.8
Argentine peso		7.6		5.7
Polish zloty		5.7		7.7
Australian dollar		5.5		5.8
British pound		3.3		2.4
Croatian kuna		2.6		2.7
Kazakhstan tenge		2.6		—
Thai baht		2.2		1.9
Hungarian forint		1.9		1.2
Norwegian krone		1.8		2.2
Czech koruna		1.6		3.2
Swedish krona		1.5		1.4
Ukraine hryvnia		1.3		—
South African rand		1.2	0.2
Russian ruble		1.0		5.2
Malaysian ringgit		0.3	10.1
Mexican peso		0.2		57.8
Philippine peso		—		5.5
Other currencies (net)		1.9		2.4
	$123.4	$125.2	$124.0	$126.8
In agreements to sell foreign currencies in exchange for U.S. dollars, for example, an appreciating dollar versus the opposing currency would generate a cash inflow for the Company at settlement with the opposite result in agreements to buy foreign currencies for U.S. dollars. The above noted notional amounts change based upon changes in the Company’s outstanding currency exposures.
The 2007 Credit Agreement has a requirement that the Company keep at least 40 percent of total borrowings at a fixed interest rate through September 2012. In September 2007, the Company entered into four interest rate swap agreements with notional values totaling $325 million that expire in 2012. Under the terms of these swap agreements, the Company receives a floating rate equal to the 3 month U.S. dollar LIBOR and pays a weighted average fixed rate of about 4.8 percent plus the spread under the 2007 Credit Agreement, which was 62.5 basis points as of December 25, 2010.
During 2008, the Company entered into forward interest rate agreements that swapped the Company’s LIBOR –based floating obligation into a fixed obligation for $200 million in 2009 and $100 million in 2010. The Company paid a weighted average rate of about 2.2 percent on the $200 million for 2009 and about 1.9 percent on the $100 million for 2010, plus the spread under the 2007 Credit Agreement. Both of these agreements had expired by the end of 2010.
The continuing swap agreements, combined with a contractual spread dictated by the 2007 Credit Agreement, which was 62.5 basis points as of December 25, 2010, gave the Company an all-in effective rate of about 4.5 percent on these borrowings. These swap agreements have been designated as cash flow hedges with interest payments designed to perfectly match the interest payments under the term loans due in 2012. The fair value of all these hedges was a net payable of $23.1 million ($14.7 million net of tax) and $27.9 million ($17.6 million net of tax) as of December 25, 2010 and December 26, 2009, respectively, which is mainly included as a component of accumulated other comprehensive income. In 2009, the Company made a voluntary prepayment on its term debt resulting in some interest rate swaps becoming partially ineffective. As a result, the Company recorded a $0.4 million loss to interest expense on the Consolidated Statement of Income for the year ended December 26, 2009. The interest rate swaps continued to be ineffective in 2010 with a minimal impact. As noted above, the swaps entered into in 2008 have expired and as such the remaining interest rate swaps are effective as of December 25, 2010.
The following tables summarize the Company’s derivative positions and the impact they have on the Company’s financial position as of December 25, 2010 and December 26, 2009:

December 25, 2010
Derivatives designated as hedging instruments(in millions)	Asset derivatives		Liability derivatives
	Balance sheet location	Fair value	Balance sheet location	Fair value
Interest rate contracts	Non-trade amounts receivable	$—	Other Liabilities	$23.1
Foreign exchange contracts	Non-trade amounts receivable	16.1	Accrued liabilities	17.7
Total derivatives designated as hedging instruments		$16.1		$40.8

December 26, 2009
Derivatives designated as hedging instruments(in millions)	Asset derivatives		Liability derivatives
	Balance sheet location	Fair value	Balance sheet location	Fair value
Interest rate contracts	Non-trade amounts receivable	$—	Other liabilities	$27.9
Foreign exchange contracts	Non-trade amounts receivable	16.3	Accrued liabilities	17.4
Total derivatives designated as hedging instruments		$16.3		$45.3
The following tables summarize the Company’s derivative positions and the impact they had on the Company’s results of operations and comprehensive income for the year ended December 25, 2010:

Derivatives designated as fair value hedges(in millions)	Location of gain or (loss) recognized in income on derivatives	Amount of gain or (loss) recognized in income on derivatives	Location of gain or (loss) recognized in income on related hedged items	Amount of gain or (loss) recognized in income on related hedged items
Foreign exchange contracts	Other expense	$8.5	Other expense	$(9.0)

Derivatives designated as cash flow and net equity hedges(in millions)	Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Cash flow hedging relationships
Interest rate contracts	$4.6	Interest expense	$—	Interest expense	$0.2
Foreign exchange contracts	(0.2)	Cost of products sold and DS&A	0.6	Interest expense	(2.6)
Net equity hedging relationships
Foreign exchange contracts	(14.1)	Other expense	—	Interest expense	(8.0)
The following tables summarize the Company’s derivative positions and the impact they had on the Company’s results of operations and comprehensive income for the year ended December 26, 2009:

Derivatives designated as fair value hedges(in millions)	Location of gain or (loss) recognized in income on derivatives	Amount of gain or (loss) recognized in income on derivatives	Location of gain or (loss) recognized in income on related hedged items	Amount of gain or (loss) recognized in income on related hedged items
Foreign exchange contracts	Other expense	$32.6	Other expense	$(32.8)

Derivatives designated as cash flow and net equity hedges(in millions)	Amount of gain or (loss) recognized in OCI on derivatives (effective portion)	Location of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Amount of gain or (loss) reclassified from accumulated OCI into income (effective portion)	Location of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)	Amount of gain or (loss) recognized in income on derivatives (ineffective portion and amount excluded from effectiveness testing)
Cash flow hedging relationships
Interest rate contracts	$8.5	Interest expense	$—	Interest expense	$(0.4)
Foreign exchange contracts	(0.5)	Cost of products sold and DS&A	4.3	Interest expense	(2.6)
Net equity hedging relationships
Foreign exchange contracts	(14.8)	Other expense	—	Interest expense	(4.0)
The Company’s theoretical credit risk for each derivative instrument is its replacement cost, but management believes that the risk of incurring credit losses is remote and such losses, if any, would not be material. The Company is also exposed to market risk on its derivative instruments due to potential changes in foreign exchange rates; however, such market risk would be partially offset by changes in the valuation of the underlying items being hedged. For all outstanding derivative instruments, the net accrued losses were $24.7 million, $29.0 million and $40.4 million at December 25, 2010, December 26, 2009 and December 27, 2008, respectively, and were recorded either in accrued liabilities or other assets, depending upon the net position of the individual contracts. While certain of the Company’s fair value hedges of non-permanent intercompany loans mitigate its exposure to foreign exchange gains or losses, they result in an impact to operating cash flows as the hedges are settled. However, the cash flow impact of certain of these exposures is in turn partially offset by hedges of net equity and other forward contracts. The notional amounts shown above change based upon the Company’s outstanding exposure to fair value fluctuations.